Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Property, Plant and Equipment

(a) Changes in property, plant and equipment for the year ended December 31, 2017 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction- in-progress (*1)	Others	Total
Acquisition cost as of January 1, 2017	~~W~~	461,484	6,284,778	37,472,177	775,682	2,981,964	202,306	48,178,391
Accumulated depreciation as of January 1, 2017		—	(2,397,967)	(32,947,359)	(651,424)	—	(146,251)	(36,143,001)
Accumulated impairment loss as of January 1, 2017		—	(1,651)	(2,290)	—	—	—	(3,941)

Book value as of January 1, 2017	~~W~~	461,484	3,885,160	4,522,528	124,258	2,981,964	56,055	12,031,449
Additions		—	—	—	—	7,272,476	—	7,272,476
Depreciation		—	(295,045)	(2,416,202)	(66,963)	—	(13,673)	(2,791,883)
Disposals		(1,042)	(7,206)	(75,275)	(52)	—	(3,133)	(86,708)
Others(*2)		69	339,640	3,825,155	87,186	(4,270,210)	18,160	—
Effect of movements in exchange rates		—	(63,222)	(140,306)	(3,087)	(14,213)	(687)	(221,515)
Government grants received		—	(548)	(3,150)	—	1,839	—	(1,859)

Book value as of December 31, 2017	~~W~~	460,511	3,858,779	5,712,750	141,342	5,971,856	56,722	16,201,960

Acquisition cost as of December 31, 2017	~~W~~	460,511	6,539,506	38,901,158	772,824	5,971,856	205,475	52,851,330

Accumulated depreciation as of December 31, 2017	~~W~~	—	(2,678,970)	(33,186,118)	(631,482)	—	(148,753)	(36,645,323)

Accumulated impairment loss as of December 31, 2017	~~W~~	—	(1,757)	(2,290)	—	—	—	(4,047)

(*1)	As of December 31, 2017, construction-in-progress mainly relates to construction of manufacturing facilities.
(*2)	Others are mainly amounts transferred from construction-in-progress.

(b)	Changes in property, plant and equipment for the year ended December 31, 2018 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction- in-progress (*1)	Others	Total
Acquisition cost as of January 1, 2018	~~W~~	460,511	6,539,506	38,901,158	772,824	5,971,856	205,475	52,851,330
Accumulated depreciation as of January 1, 2018		—	(2,678,970)	(33,186,118)	(631,482)	—	(148,753)	(36,645,323)
Accumulated impairment loss as of January 1, 2018		—	(1,757)	(2,290)	—	—	—	(4,047)

Book value as of January 1, 2018	~~W~~	460,511	3,858,779	5,712,750	141,342	5,971,856	56,722	16,201,960
Additions		—	—	—	—	8,605,551	—	8,605,551
Depreciation		—	(318,311)	(2,568,335)	(67,274)	—	(169,739)	(3,123,659)
Disposals		(15)	(161)	(112,752)	(311)	—	(2,971)	(116,210)
Impairment loss		—	—	(25,711)	—	(17,890)	—	(43,601)
Others(*2)		1,332	55,430	1,959,645	68,177	(2,357,412)	380,278	107,450
Effect of movements in exchange rates		—	9,809	14,520	359	15,010	312	40,010
Government grants received		—	—	(1,029)	—	(181)	—	(1,210)
Reclassification to assets held-for-sale		—	(69,758)	(1)	(37)	—	(365)	(70,161)

Book value as of December 31, 2018	~~W~~	461,828	3,535,788	4,979,087	142,256	12,216,934	264,237	21,600,130

Acquisition cost as of December 31, 2018	~~W~~	461,828	6,528,939	39,825,070	834,628	12,234,824	633,220	60,518,509

Accumulated depreciation as of December 31, 2018	~~W~~	—	(2,991,445)	(34,817,982)	(692,372)	—	(368,893)	(38,870,782)

Accumulated impairment loss as of December 31, 2018	~~W~~	—	(1,706)	(28,001)	—	(17,890)	—	(47,597)

(*1)	As of December 31, 2018, construction-in-progress mainly relates to construction of manufacturing facilities.
(*2)	Others are mainly amounts transferred from construction-in-progress.

Capitalized Borrowing Costs and Capitalization Rate

(c) Capitalized borrowing costs and capitalization rate for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	2016		2017	2018
Capitalized borrowing costs	~~W~~	16,909	47,686	146,607
Capitalization rate		2.91%	1.92%	2.80%